Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS
VAT tax debit	$ (82,831,649)	$ (74,401,438)	$ (80,921,378)
Tax on emissions	(20,707,956)	(24,277,529)	(16,465,950)
Other	(9,792,206)	(9,376,834)	(11,018,067)
Total	$ (113,331,811)	$ (108,055,801)	$ (108,405,395)